Reinsurance Reinsurance - Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 3,260.1	$ 3,323.2
John Hancock
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,106.0	1,992.7
The Hartford
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	579.9	737.6
Other reinsurers
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 65.1	$ 69.4